Annual Report

September 30, 2017

SPDR® S&P® 500 ETF Trust

A Unit Investment Trust

“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500®”, “500®”, “Standard & Poor’s Depositary Receipts®”, “SPDR®” and “SPDRs®” are trademarks of Standard & Poor’s Financial Services LLC and have been licensed for use by S&P Dow Jones Indices LLC (“S&P”) and sublicensed for use by State Street Global Advisors Funds Distributors, LLC (formerly known as State Street Global Markets, LLC). SPDR® S&P 500® ETF Trust is permitted to use these trademarks pursuant to a sublicense from State Street Global Advisors Funds Distributors, LLC. SPDR® S&P 500® ETF Trust is not sponsored, endorsed, sold or promoted by S&P, its affiliates or its third party licensors.

SPDR S&P 500 ETF Trust

Trust Overview

INVESTMENT OBJECTIVE

SPDR S&P 500 ETF Trust (the “Trust”) seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Index”).

INVESTMENT STRATEGY

The Trust seeks to achieve this investment objective by holding a portfolio of the common stocks that are included in the Index (the “Portfolio”), with the weight of each stock in the Portfolio substantially corresponding to the weight of such stock in the Index.

PERFORMANCE OVERVIEW

The Trust ended its fiscal year on September 30, 2017, with a 12-month total return of 18.44% based on net asset value (“NAV”), as compared to the Index return of 18.61%.

The Trust’s performance reflects the operating expenses of the Trust, including brokerage expenses, marketing expenses, license fees, expenses relating to legal and audit services and Trustee fees. The Trust’s performance also reflects the impact of an expense waiver, and without this waiver, such performance would be lower. Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

SPDR S&P 500 ETF Trust

Annual Report

September 30, 2017

SPDR S&P 500 ETF Trust

Schedule of Investments

September 30, 2017

Common Stocks	Shares	Value

3M Co.	6,731,139	$1,412,866,076
Abbott Laboratories	19,546,204	1,042,985,445
AbbVie, Inc.	17,933,914	1,593,607,598
Accenture PLC Class A	6,958,642	939,903,775
Activision Blizzard, Inc.	8,515,357	549,325,680
Acuity Brands, Inc.	483,328	82,784,420
Adobe Systems, Inc.(a)	5,569,573	830,868,900
Advance Auto Parts, Inc.	814,485	80,796,912
Advanced Micro Devices, Inc.(a)	9,069,202	115,632,325
AES Corp.	7,311,394	80,571,562
Aetna, Inc.	3,728,371	592,848,273
Affiliated Managers Group, Inc.	638,417	121,190,699
Aflac, Inc.	4,450,250	362,205,847
Agilent Technologies, Inc.	3,632,935	233,234,427
Air Products & Chemicals, Inc.	2,438,697	368,779,760
Akamai Technologies, Inc.(a)	1,950,802	95,043,073
Alaska Air Group, Inc.	1,371,393	104,596,144
Albemarle Corp.	1,244,820	169,681,414
Alexandria Real Estate Equities, Inc. REIT	1,015,846	120,855,199
Alexion Pharmaceuticals, Inc.(a)	2,527,970	354,648,911
Align Technology, Inc.(a)	811,480	151,154,380
Allegion PLC	1,066,008	92,177,712
Allergan PLC	3,783,113	775,349,009
Alliance Data Systems Corp.	542,051	120,091,399
Alliant Energy Corp.	2,566,331	106,682,380
Allstate Corp.	4,108,745	377,634,753
Alphabet, Inc. Class A(a)	3,352,472	3,264,369,036
Alphabet, Inc. Class C(a)	3,399,937	3,260,913,576
Altria Group, Inc.	21,602,077	1,370,003,723
Amazon.com, Inc.(a)	4,490,272	4,316,722,987
Ameren Corp.	2,701,857	156,275,409
American Airlines Group, Inc.	4,867,113	231,139,196
American Electric Power Co., Inc.	5,533,986	388,707,177
American Express Co.	8,258,194	747,036,229
American International Group, Inc.	10,178,678	624,869,042
American Tower Corp. REIT	4,809,136	657,312,708
American Water Works Co., Inc.	2,007,122	162,396,241
Ameriprise Financial, Inc.	1,687,735	250,645,525
AmerisourceBergen Corp.	1,869,691	154,716,930
AMETEK, Inc.	2,605,707	172,080,890
Amgen, Inc.	8,215,564	1,531,791,908
Amphenol Corp. Class A	3,461,740	293,001,674
Anadarko Petroleum Corp.	6,269,622	306,271,035
Analog Devices, Inc.	4,133,849	356,213,768
Andeavor	1,623,904	167,505,698
ANSYS, Inc.(a)	957,390	117,500,475
Anthem, Inc.	2,975,167	564,924,710

Common Stocks	Shares	Value

AO Smith Corp.	1,647,470	$97,909,142
Aon PLC	2,862,112	418,154,563
Apache Corp.	4,257,829	195,008,568
Apartment Investment & Management Co. Class A REIT	1,737,173	76,192,408
Apple, Inc.	58,154,264	8,962,735,168
Applied Materials, Inc.	12,008,038	625,498,699
Archer-Daniels-Midland Co.	6,425,595	273,152,043
Arconic, Inc.	4,358,534	108,440,326
Arthur J Gallagher & Co.	2,021,827	124,443,452
Assurant, Inc.	625,964	59,792,081
AT&T, Inc.	69,250,683	2,712,549,253
Autodesk, Inc.(a)	2,474,171	277,750,436
Automatic Data Processing, Inc.	5,048,336	551,884,092
AutoZone, Inc.(a)	323,965	192,794,811
AvalonBay Communities, Inc. REIT	1,545,383	275,727,235
Avery Dennison Corp.	991,635	97,517,386
Baker Hughes a GE Co.	4,792,902	175,516,071
Ball Corp.	3,943,899	162,883,029
Bank of America Corp.	110,460,858	2,799,078,142
Bank of New York Mellon Corp.	11,671,956	618,847,107
Baxter International, Inc.	5,648,061	354,415,828
BB&T Corp.	9,136,618	428,872,849
Becton Dickinson and Co.	2,560,933	501,814,821
Berkshire Hathaway, Inc. Class B(a)	21,673,748	3,973,231,483
Best Buy Co., Inc.	3,048,029	173,615,732
Biogen, Inc.(a)	2,380,573	745,405,018
BlackRock, Inc.	1,396,230	624,240,471
Boeing Co.	6,255,274	1,590,153,204
BorgWarner, Inc.	2,246,592	115,092,908
Boston Properties, Inc. REIT	1,733,003	212,951,409
Boston Scientific Corp.(a)	15,425,245	449,954,397
Brighthouse Financial, Inc.(a)	1,117,678	67,954,822
Bristol-Myers Squibb Co.	18,465,205	1,176,972,167
Broadcom, Ltd.	4,579,775	1,110,778,628
Brown-Forman Corp. Class B	2,209,515	119,976,664
C.H. Robinson Worldwide, Inc.	1,587,019	120,772,146
C.R. Bard, Inc.	817,675	262,064,837
CA, Inc.	3,528,568	117,783,600
Cabot Oil & Gas Corp.	5,349,824	143,107,792
Cadence Design Systems, Inc.(a)	3,219,730	127,082,743
Campbell Soup Co.	2,174,594	101,814,491
Capital One Financial Corp.	5,415,181	458,449,223
Cardinal Health, Inc.	3,549,655	237,542,913
CarMax, Inc.(a)	2,105,248	159,598,851

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Schedule of Investments (continued)

September 30, 2017

Common Stocks	Shares	Value

Carnival Corp.	4,589,828	$296,365,194
Caterpillar, Inc.	6,636,401	827,625,569
CBOE Holdings, Inc.	1,275,061	137,234,815
CBRE Group, Inc. Class A(a)	3,367,613	127,565,180
CBS Corp. Class B	4,098,811	237,731,038
Celgene Corp.(a)	8,795,269	1,282,526,126
Centene Corp.(a)	1,940,631	187,794,862
CenterPoint Energy, Inc.	4,771,588	139,378,085
CenturyLink, Inc.	6,181,819	116,836,379
Cerner Corp.(a)	3,552,084	253,334,631
CF Industries Holdings, Inc.	2,596,054	91,277,259
Charles Schwab Corp.	13,415,338	586,786,884
Charter Communications, Inc. Class A(a)	2,261,564	821,897,589
Chesapeake Energy Corp.(a)	10,258,958	44,113,519
Chevron Corp.	21,340,212	2,507,474,910
Chipotle Mexican Grill, Inc.(a)	281,650	86,700,320
Chubb, Ltd.	5,242,195	747,274,897
Church & Dwight Co., Inc.	2,879,801	139,526,358
Cigna Corp.	2,834,356	529,854,511
Cimarex Energy Co.	1,051,997	119,580,499
Cincinnati Financial Corp.	1,682,254	128,810,189
Cintas Corp.	962,612	138,885,659
Cisco Systems, Inc.	56,361,496	1,895,437,110
Citigroup, Inc.	30,674,668	2,231,275,350
Citizens Financial Group, Inc.	5,727,866	216,914,285
Citrix Systems, Inc.(a)	1,619,249	124,390,708
Clorox Co.	1,435,923	189,412,603
CME Group, Inc.	3,807,759	516,636,741
CMS Energy Corp.	3,108,259	143,974,557
Coach, Inc.	3,166,572	127,549,520
Coca-Cola Co.	43,314,395	1,949,580,919
Cognizant Technology Solutions Corp. Class A	6,635,921	481,369,709
Colgate-Palmolive Co.	9,945,351	724,518,820
Comcast Corp. Class A	52,964,242	2,038,064,032
Comerica, Inc.	1,979,501	150,956,746
Conagra Brands, Inc.	4,655,485	157,076,064
Concho Resources, Inc.(a)	1,668,028	219,712,648
ConocoPhillips	13,699,272	685,648,564
Consolidated Edison, Inc.	3,433,684	277,029,625
Constellation Brands, Inc. Class A	1,943,049	387,541,123
Cooper Cos., Inc.	543,684	128,912,913
Corning, Inc.	10,166,724	304,188,382
Costco Wholesale Corp.	4,940,647	811,698,896
Coty, Inc. Class A	5,294,616	87,520,002
Crown Castle International Corp. REIT	4,575,848	457,493,283
CSRA, Inc.	1,844,825	59,532,503

Common Stocks	Shares	Value

CSX Corp.	10,282,667	$557,937,511
Cummins, Inc.	1,775,064	298,264,004
CVS Health Corp.	11,476,059	933,233,118
D.R. Horton, Inc.	3,807,804	152,045,614
Danaher Corp.	6,866,612	589,017,977
Darden Restaurants, Inc.	1,400,807	110,355,575
DaVita, Inc.(a)	1,751,294	104,009,351
Deere & Co.	3,607,873	453,112,770
Delphi Automotive PLC	3,031,264	298,276,378
Delta Air Lines, Inc.	7,485,133	360,933,113
DENTSPLY SIRONA, Inc.	2,608,871	156,036,575
Devon Energy Corp.	5,921,436	217,375,916
Digital Realty Trust, Inc. REIT	2,314,503	273,875,140
Discover Financial Services	4,191,408	270,261,988
Discovery Communications, Inc. Class A(a)	1,665,855	35,466,053
Discovery Communications, Inc. Class C(a)	2,426,728	49,165,509
DISH Network Corp. Class A(a)	2,543,215	137,918,549
Dollar General Corp.	2,935,519	237,923,815
Dollar Tree, Inc.(a)	2,666,005	231,462,554
Dominion Energy, Inc.	7,239,320	556,920,888
Dover Corp.	1,753,343	160,238,017
DowDuPont, Inc.	26,296,159	1,820,483,088
Dr. Pepper Snapple Group, Inc.	2,073,414	183,434,937
DTE Energy Co.	2,019,656	216,830,268
Duke Energy Corp.	7,875,976	660,951,906
Duke Realty Corp. REIT	3,978,610	114,663,540
DXC Technology Co.	3,194,477	274,341,685
E*TRADE Financial Corp.(a)	3,121,885	136,145,405
Eastman Chemical Co.	1,655,145	149,774,071
Eaton Corp. PLC	5,057,313	388,351,065
eBay, Inc.(a)	11,206,356	430,996,452
Ecolab, Inc.	2,952,579	379,731,185
Edison International	3,666,897	282,974,441
Edwards Lifesciences Corp.(a)	2,374,663	259,574,413
Electronic Arts, Inc.(a)	3,470,435	409,719,556
Eli Lilly & Co.	10,937,235	935,571,082
Emerson Electric Co.	7,259,890	456,211,488
Entergy Corp.	2,019,146	154,181,989
Envision Healthcare Corp.(a)	1,305,370	58,676,382
EOG Resources, Inc.	6,502,469	629,048,851
EQT Corp.	1,923,651	125,498,991
Equifax, Inc.	1,349,388	143,021,634
Equinix, Inc. REIT	874,305	390,202,321
Equity Residential REIT	4,131,783	272,408,453
Essex Property Trust, Inc. REIT	738,954	187,716,485
Estee Lauder Cos., Inc. Class A	2,521,644	271,934,089
Everest Re Group, Ltd.	460,000	105,059,400
Eversource Energy	3,532,916	213,529,443

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Schedule of Investments (continued)

September 30, 2017

Common Stocks	Shares	Value

Exelon Corp.	10,819,343	$407,564,651
Expedia, Inc.	1,355,034	195,043,594
Expeditors International of Washington, Inc.	2,020,058	120,920,672
Express Scripts Holding Co.(a)	6,500,184	411,591,651
Extra Space Storage, Inc. REIT	1,388,406	110,961,408
Exxon Mobil Corp.	47,723,481	3,912,370,972
F5 Networks, Inc.(a)	728,564	87,835,676
Facebook, Inc. Class A(a)	26,693,439	4,561,107,922
Fastenal Co.	3,217,844	146,669,330
Federal Realty Investment Trust REIT	811,394	100,783,249
FedEx Corp.	2,760,189	622,643,435
Fidelity National Information Services, Inc.	3,700,749	345,612,949
Fifth Third Bancorp	8,438,357	236,105,229
FirstEnergy Corp.	4,983,009	153,626,167
Fiserv, Inc.(a)	2,369,342	305,550,344
FLIR Systems, Inc.	1,523,081	59,263,082
Flowserve Corp.	1,443,279	61,469,253
Fluor Corp.	1,538,346	64,764,367
FMC Corp.	1,483,183	132,463,074
Foot Locker, Inc.	1,518,466	53,480,373
Ford Motor Co.	44,055,533	527,344,730
Fortive Corp.	3,388,229	239,852,731
Fortune Brands Home & Security, Inc.	1,697,624	114,131,262
Franklin Resources, Inc.	3,702,317	164,790,130
Freeport-McMoRan, Inc.(a)	14,858,979	208,620,065
Gap, Inc.	2,500,267	73,832,885
Garmin, Ltd.	1,300,690	70,198,239
Gartner, Inc.(a)	1,033,832	128,619,039
General Dynamics Corp.	3,134,988	644,490,833
General Electric Co.	97,485,114	2,357,190,057
General Mills, Inc.	6,526,446	337,808,845
General Motors Co.	14,754,440	595,784,287
Genuine Parts Co.	1,665,513	159,306,318
GGP, Inc. REIT	7,061,777	146,673,108
Gilead Sciences, Inc.	14,708,904	1,191,715,402
Global Payments, Inc.	1,711,042	162,600,321
Goldman Sachs Group, Inc.	4,050,071	960,636,340
Goodyear Tire & Rubber Co.	2,831,891	94,160,376
H&R Block, Inc.	2,330,735	61,717,863
Halliburton Co.	9,757,983	449,159,957
Hanesbrands, Inc.	4,208,513	103,697,760
Harley-Davidson, Inc.	1,983,895	95,643,578
Harris Corp.	1,348,184	177,528,869
Hartford Financial Services Group, Inc.	4,138,023	229,370,615
Hasbro, Inc.	1,244,914	121,590,750

Common Stocks	Shares	Value

HCA Healthcare, Inc.(a)	3,247,665	$258,481,657
HCP, Inc. REIT	5,201,525	144,758,441
Helmerich & Payne, Inc.	1,197,878	62,421,423
Henry Schein, Inc.(a)	1,782,250	146,126,677
Hershey Co.	1,582,703	172,783,687
Hess Corp.	2,992,127	140,300,835
Hewlett Packard Enterprise Co.	18,691,286	274,948,817
Hilton Worldwide Holdings, Inc.	2,295,200	159,401,640
Hologic, Inc.(a)	3,153,996	115,720,113
Home Depot, Inc.	13,270,647	2,170,547,023
Honeywell International, Inc.	8,586,981	1,217,118,687
Hormel Foods Corp.	2,985,350	95,949,149
Host Hotels & Resorts, Inc. REIT	8,332,358	154,065,299
HP, Inc.	18,805,484	375,357,461
Humana, Inc.	1,625,943	396,128,493
Huntington Bancshares, Inc.	12,090,188	168,779,024
IDEXX Laboratories, Inc.(a)	989,660	153,882,233
IHS Markit, Ltd.(a)	4,101,096	180,776,312
Illinois Tool Works, Inc.	3,509,559	519,274,350
Illumina, Inc.(a)	1,639,616	326,611,507
Incyte Corp.(a)	1,902,325	222,077,420
Ingersoll-Rand PLC	2,856,041	254,673,176
Intel Corp.	53,043,200	2,019,885,056
Intercontinental Exchange, Inc.(b)	6,625,888	455,198,506
International Business Machines Corp.	9,762,391	1,416,327,686
International Flavors & Fragrances, Inc.	882,033	126,051,336
International Paper Co.	4,650,944	264,266,638
Interpublic Group of Cos., Inc.	4,454,800	92,615,292
Intuit, Inc.	2,735,321	388,798,527
Intuitive Surgical, Inc.(a)	420,215	439,494,464
Invesco, Ltd.	4,613,580	161,659,843
Iron Mountain, Inc. REIT	2,981,572	115,983,151
J.M. Smucker Co.	1,278,299	134,131,914
Jacobs Engineering Group, Inc.	1,358,557	79,163,116
JB Hunt Transport Services, Inc.	986,739	109,606,968
Johnson & Johnson	30,222,031	3,929,166,250
Johnson Controls International PLC	10,524,272	424,022,919
JPMorgan Chase & Co.	39,619,347	3,784,043,832
Juniper Networks, Inc.	4,257,966	118,499,194
Kansas City Southern	1,202,997	130,741,714
Kellogg Co.	2,806,408	175,035,667
KeyCorp	12,344,113	232,316,207
Kimberly-Clark Corp.	4,006,929	471,535,405
Kimco Realty Corp. REIT	4,672,531	91,347,981
Kinder Morgan, Inc.	21,569,346	413,700,056
KLA-Tencor Corp.	1,763,926	186,976,156

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Schedule of Investments (continued)

September 30, 2017

Common Stocks	Shares	Value

Kohl’s Corp.	1,981,128	$90,438,493
Kraft Heinz Co.	6,720,729	521,192,534
Kroger Co.	10,101,417	202,634,425
L Brands, Inc.	2,702,606	112,455,436
L3 Technologies, Inc.	877,447	165,337,338
Laboratory Corp. of America Holdings(a)	1,140,174	172,132,069
Lam Research Corp.	1,826,974	338,063,269
Leggett & Platt, Inc.	1,503,316	71,753,273
Lennar Corp. Class A	2,288,087	120,810,994
Leucadia National Corp.	3,697,492	93,361,673
Level 3 Communications, Inc.(a)	3,288,253	175,231,002
Lincoln National Corp.	2,565,626	188,522,198
LKQ Corp.(a)	3,412,338	122,810,045
Lockheed Martin Corp.	2,809,879	871,877,355
Loews Corp.	3,100,564	148,392,993
Lowe’s Cos., Inc.	9,503,699	759,725,698
LyondellBasell Industries NV Class A	3,653,642	361,893,240
M&T Bank Corp.	1,734,339	279,297,953
Macerich Co. REIT	1,223,884	67,276,903
Macy’s, Inc.	3,436,319	74,980,481
Marathon Oil Corp.	9,438,837	127,990,630
Marathon Petroleum Corp.	5,698,068	319,547,653
Marriott International, Inc. Class A	3,539,121	390,223,481
Marsh & McLennan Cos., Inc.	5,801,348	486,210,976
Martin Marietta Materials, Inc.	713,452	147,135,206
Masco Corp.	3,604,157	140,598,165
Mastercard, Inc. Class A	10,514,015	1,484,578,918
Mattel, Inc.	3,770,978	58,374,739
McCormick & Co., Inc.	1,340,329	137,571,369
McDonald’s Corp.	9,120,187	1,428,950,899
McKesson Corp.	2,379,605	365,531,124
Medtronic PLC	15,250,511	1,186,032,240
Merck & Co., Inc.	30,800,471	1,972,154,158
MetLife, Inc.	11,964,880	621,575,516
Mettler-Toledo International, Inc.(a)	293,315	183,662,120
MGM Resorts International	5,837,430	190,241,844
Michael Kors Holdings, Ltd.(a)	1,706,170	81,640,235
Microchip Technology, Inc.	2,584,272	232,015,940
Micron Technology, Inc.(a)	12,562,445	494,080,962
Microsoft Corp.	86,730,071	6,460,522,989
Mid-America Apartment Communities, Inc. REIT	1,262,648	134,951,818
Mohawk Industries, Inc.(a)	704,657	174,409,654
Molson Coors Brewing Co. Class B	2,079,848	169,798,791
Mondelez International, Inc. Class A	16,975,160	690,210,006

Common Stocks	Shares	Value

Monsanto Co.	4,943,001	$592,270,380
Monster Beverage Corp.(a)	4,673,087	258,188,057
Moody’s Corp.	1,878,413	261,493,874
Morgan Stanley	15,922,511	766,987,355
Mosaic Co.	3,908,496	84,384,429
Motorola Solutions, Inc.	1,827,756	155,121,652
Mylan NV(a)	6,056,423	189,989,990
Nasdaq, Inc.	1,268,873	98,426,479
National Oilwell Varco, Inc.	4,262,525	152,300,018
Navient Corp.	3,406,317	51,162,881
NetApp, Inc.	3,048,405	133,398,203
Netflix, Inc.(a)	4,844,161	878,488,597
Newell Brands, Inc.	5,442,588	232,235,230
Newfield Exploration Co.(a)	2,198,257	65,222,285
Newmont Mining Corp.	6,006,501	225,303,853
News Corp. Class A	4,217,734	55,927,153
News Corp. Class B	1,226,655	16,743,841
NextEra Energy, Inc.	5,273,326	772,805,925
Nielsen Holdings PLC	3,754,703	155,632,439
NIKE, Inc. Class B	14,793,893	767,063,352
NiSource, Inc.	3,643,908	93,247,606
Noble Energy, Inc.	5,486,057	155,584,577
Nordstrom, Inc.	1,304,854	61,523,866
Norfolk Southern Corp.	3,269,060	432,300,494
Northern Trust Corp.	2,420,565	222,522,540
Northrop Grumman Corp.	1,964,452	565,212,129
NRG Energy, Inc.	3,468,654	88,762,856
Nucor Corp.	3,588,488	201,098,868
NVIDIA Corp.	6,757,834	1,208,097,984
O’Reilly Automotive, Inc.(a)	990,362	213,294,264
Occidental Petroleum Corp.	8,574,591	550,574,488
Omnicom Group, Inc.	2,652,037	196,436,381
ONEOK, Inc.	4,280,551	237,185,331
Oracle Corp.	34,009,173	1,644,343,515
PACCAR, Inc.	3,949,127	285,679,847
Packaging Corp. of America	1,053,950	120,866,986
Parker-Hannifin Corp.	1,494,133	261,503,158
Patterson Cos., Inc.	926,932	35,825,922
Paychex, Inc.	3,612,637	216,613,715
PayPal Holdings, Inc.(a)	12,730,849	815,156,261
Pentair PLC	1,875,447	127,455,378
People’s United Financial, Inc.	3,878,511	70,356,190
PepsiCo, Inc.	16,090,633	1,792,979,235
PerkinElmer, Inc.	1,204,961	83,106,160
Perrigo Co. PLC	1,491,164	126,227,033
Pfizer, Inc.	67,221,877	2,399,821,009
PG&E Corp.	5,751,601	391,626,512
Philip Morris International, Inc.	17,494,805	1,942,098,303
Phillips 66	4,836,493	443,071,124
Pinnacle West Capital Corp.	1,231,628	104,146,464

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Schedule of Investments (continued)

September 30, 2017

Common Stocks	Shares	Value

Pioneer Natural Resources Co.	1,910,961	$281,943,186
PNC Financial Services Group, Inc.	5,395,130	727,101,670
PPoG Industries, Inc.	2,892,558	314,305,352
PPL Corp.	7,649,926	290,314,692
Praxair, Inc.	3,202,173	447,471,655
Priceline Group, Inc.(a)	553,646	1,013,626,170
Principal Financial Group, Inc.	2,995,276	192,716,058
Procter & Gamble Co.	28,713,988	2,612,398,628
Progressive Corp.	6,543,544	316,838,400
Prologis, Inc. REIT	5,931,060	376,385,068
Prudential Financial, Inc.	4,825,175	513,012,606
Public Service Enterprise Group, Inc.	5,697,337	263,501,836
Public Storage REIT	1,673,345	358,079,097
PulteGroup, Inc.	3,217,212	87,926,404
PVH Corp.	907,753	114,431,343
Qorvo, Inc.(a)	1,425,321	100,741,688
QUALCOMM, Inc.	16,623,612	861,768,046
Quanta Services, Inc.(a)	1,683,672	62,918,823
Quest Diagnostics, Inc.	1,546,049	144,772,028
Quintiles IMS Holdings, Inc.(a)	1,709,960	162,565,897
Ralph Lauren Corp.	642,744	56,747,868
Range Resources Corp.	2,551,101	49,925,047
Raymond James Financial, Inc.	1,462,032	123,293,159
Raytheon Co.	3,293,889	614,573,810
Realty Income Corp. REIT	3,053,533	174,631,552
Red Hat, Inc.(a)	2,026,605	224,669,430
Regency Centers Corp. REIT	1,643,565	101,966,773
Regeneron Pharmaceuticals, Inc.(a)	856,247	382,845,159
Regions Financial Corp.	13,560,813	206,531,182
Republic Services, Inc.	2,593,217	171,307,915
ResMed, Inc.	1,586,640	122,107,814
Robert Half International, Inc.	1,451,504	73,068,711
Rockwell Automation, Inc.	1,455,160	259,324,064
Rockwell Collins, Inc.	1,826,988	238,805,601
Roper Technologies, Inc.	1,146,720	279,111,648
Ross Stores, Inc.	4,434,565	286,339,862
Royal Caribbean Cruises, Ltd.	1,938,337	229,770,468
S&P Global, Inc.	2,908,287	454,594,341
salesforce.com, Inc.(a)	7,691,768	718,564,967
SBA Communications Corp. REIT(a)	1,354,911	195,174,930
SCANA Corp.	1,584,764	76,845,206
Schlumberger, Ltd.	15,691,357	1,094,629,064
Scripps Networks Interactive, Inc. Class A	1,053,352	90,472,403
Seagate Technology PLC	3,284,277	108,939,468
Sealed Air Corp.	2,195,538	93,793,383
Sempra Energy	2,813,273	321,078,847
Sherwin-Williams Co.	913,947	327,229,584

Common Stocks	Shares	Value

Signet Jewelers, Ltd.	678,931	$45,182,858
Simon Property Group, Inc. REIT	3,516,825	566,243,993
Skyworks Solutions, Inc.	2,081,018	212,055,734
SL Green Realty Corp. REIT	1,146,732	116,186,886
Snap-on, Inc.	644,780	96,078,668
Southern Co.	11,256,181	553,128,734
Southwest Airlines Co.	6,188,660	346,441,187
Stanley Black & Decker, Inc.	1,717,504	259,291,579
Starbucks Corp.	16,311,955	876,115,103
State Street Corp.(c)	4,215,714	402,769,316
Stericycle, Inc.(a)	942,251	67,484,017
Stryker Corp.	3,625,015	514,824,630
SunTrust Banks, Inc.	5,403,767	322,983,154
Symantec Corp.	6,998,200	229,610,942
Synchrony Financial	8,413,708	261,245,633
Synopsys, Inc.(a)	1,685,911	135,766,413
Sysco Corp.	5,467,219	294,956,465
T Rowe Price Group, Inc.	2,706,640	245,356,916
Target Corp.	6,149,345	362,872,848
TE Connectivity, Ltd.	3,978,938	330,490,590
TechnipFMC PLC(a)	4,939,317	137,905,731
Texas Instruments, Inc.	11,147,234	999,238,056
Textron, Inc.	3,001,844	161,739,355
Thermo Fisher Scientific, Inc.	4,508,644	853,035,445
Tiffany & Co.	1,148,636	105,421,812
Time Warner, Inc.	8,715,496	892,902,565
TJX Cos., Inc.	7,163,563	528,169,500
Torchmark Corp.	1,247,541	99,915,559
Total System Services, Inc.	1,879,059	123,078,364
Tractor Supply Co.	1,482,646	93,836,665
TransDigm Group, Inc.	560,072	143,182,407
Travelers Cos., Inc.	3,146,630	385,525,108
TripAdvisor, Inc.(a)	1,264,223	51,238,958
Twenty-First Century Fox, Inc. Class A	11,900,379	313,931,998
Twenty-First Century Fox, Inc. Class B	4,934,871	127,270,323
Tyson Foods, Inc. Class A	3,260,884	229,729,278
UDR, Inc. REIT	2,962,153	112,650,679
Ulta Salon Cosmetics & Fragrance, Inc.(a)	655,124	148,097,331
Under Armour, Inc. Class A(a)	2,015,913	33,222,246
Under Armour, Inc. Class C(a)	2,029,312	30,480,266
Union Pacific Corp.	9,011,514	1,045,065,279
United Continental Holdings, Inc.(a)	2,906,529	176,949,486
United Parcel Service, Inc. Class B	7,736,489	929,074,964
United Rentals, Inc.(a)	945,265	131,146,066
United Technologies Corp.	8,364,604	970,963,232

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Schedule of Investments (continued)

September 30, 2017

Common Stocks	Shares	Value

UnitedHealth Group, Inc.	10,888,440	$2,132,500,974
Universal Health Services, Inc. Class B	997,856	110,702,145
Unum Group	2,579,006	131,864,577
US Bancorp	17,932,295	960,991,689
Valero Energy Corp.	4,972,373	382,524,655
Varian Medical Systems, Inc.(a)	1,056,076	105,670,965
Ventas, Inc. REIT	3,972,773	258,746,705
VeriSign, Inc.(a)	1,001,330	106,531,499
Verisk Analytics, Inc.(a)	1,719,418	143,038,383
Verizon Communications, Inc.	45,950,816	2,274,105,884
Vertex Pharmaceuticals, Inc.(a)	2,839,798	431,762,888
VF Corp.	3,610,076	229,492,531
Viacom, Inc. Class B	3,968,096	110,471,793
Visa, Inc. Class A	20,596,788	2,167,605,969
Vornado Realty Trust REIT	1,936,961	148,913,562
Vulcan Materials Co.	1,478,987	176,886,845
W.W. Grainger, Inc.	609,282	109,518,439
Wal-Mart Stores, Inc.	16,479,757	1,287,728,212
Walgreens Boots Alliance, Inc.	10,378,626	801,437,500
Walt Disney Co.	17,401,296	1,715,245,747
Waste Management, Inc.	4,551,268	356,227,746
Waters Corp.(a)	899,238	161,431,206
WEC Energy Group, Inc.	3,554,628	223,159,546
Wells Fargo & Co.	50,302,090	2,774,160,263
Welltower, Inc. REIT	4,124,773	289,889,046
Western Digital Corp.	3,280,917	283,471,229
Western Union Co.	5,223,452	100,290,278

Common Stocks	Shares	Value

WestRock Co.	2,811,783	$159,512,450
Weyerhaeuser Co. REIT	8,430,081	286,875,656
Whirlpool Corp.	837,484	154,465,549
Williams Cos., Inc.	9,295,899	278,969,929
Willis Towers Watson PLC	1,513,821	233,476,613
Wyndham Worldwide Corp.	1,180,976	124,486,680
Wynn Resorts, Ltd.	901,847	134,303,055
Xcel Energy, Inc.	5,719,436	270,643,712
Xerox Corp.	2,388,801	79,523,185
Xilinx, Inc.	2,828,799	200,363,833
XL Group, Ltd.	3,020,278	119,149,967
Xylem, Inc.	2,024,199	126,775,583
Yum! Brands, Inc.	3,885,548	286,015,188
Zimmer Biomet Holdings, Inc.	2,263,596	265,044,456
Zions Bancorp	2,270,292	107,112,377
Zoetis, Inc.	5,532,660	352,762,407

TOTAL COMMON STOCKS (Cost $239,730,868,844)		$243,028,279,842

(a)	Non-income producing security.
(b)	Affiliate of PDR Services LLC (the “Sponsor”). See the table below for more information.
(c)	Affiliate of State Street Global Advisors Trust Company (the “Trustee”). See the table below for more information.

PLC = Public Limited Company

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$243,028,279,842	$—	$—	$243,028,279,842

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Schedule of Investments (continued)

September 30, 2017

INVESTMENTS IN AFFILIATES OF THE TRUSTEE AND THE SPONSOR

SPDR S&P 500 ETF Trust has invested in State Street Corp., which is considered an affiliate of the Trustee and Intercontinental Exchange, Inc., which is considered an affiliate of the Sponsor. Amounts related to these investments at September 30, 2017 and for the year then ended are (Note 3):

	Number of Shares Held at 9/30/16		Value At 9/30/16	Cost of Purchases*	Proceeds from Shares Sold*	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/17	Value at 9/30/17	Dividend Income
Intercontinental Exchange, Inc.	6,243,985	**	$336,375,960	$376,735,885	$355,624,285	$59,951,429	$37,759,517	6,625,888	$455,198,506	$5,308,584
State Street Corp	3,879,436		270,125,129	331,844,872	304,321,550	29,590,003	75,530,862	4,215,714	402,769,316	6,533,859

TOTAL			$606,501,089	$708,580,757	$659,945,835	$89,541,432	$113,290,379		$857,967,822	$11,842,443

*	Purchased and Sold figures include securities received or delivered from processing creations or redemptions of Units.

**	Adjusted for 5-for-1 stock split on November 4, 2016.

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Portfolio Statistics

September 30, 2017

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2017*

INDUSTRY	PERCENTAGE OF NET ASSETS
Banks	6.5%
Oil, Gas & Consumable Fuels	5.4
Software	5.2
Pharmaceuticals	4.9
Internet Software & Services	4.7
Technology Hardware, Storage & Peripherals	4.2
IT Services	3.9
Semiconductors & Semiconductor Equipment	3.7
Biotechnology	3.2
Capital Markets	3.2
Insurance	2.9
Health Care Equipment & Supplies	2.8
Health Care Providers & Services	2.8
Aerospace & Defense	2.7
Internet & Catalog Retail	2.7
Media	2.7
Real Estate Investment Trusts (REITs)	2.7
Chemicals	2.2
Industrial Conglomerates	2.2
Diversified Telecommunication Services	2.1
Beverages	2.0
Electric Utilities	2.0
Specialty Retail	2.0
Hotels, Restaurants & Leisure	1.9
Household Products	1.8
Food & Staples Retailing	1.7
Diversified Financial Services	1.6
Machinery	1.6
Tobacco	1.4
Food Products	1.3
Communications Equipment	1.0
Energy Equipment & Services	1.0
Multi-Utilities	1.0
Life Sciences Tools & Services	0.9
Road & Rail	0.9
Air Freight & Logistics	0.7
Consumer Finance	0.7
Electrical Equipment	0.6
Textiles, Apparel & Luxury Goods	0.5
Airlines	0.4
Automobiles	0.4
Household Durables	0.4
Professional Services	0.4
Building Products	0.3

INDUSTRY	PERCENTAGE OF NET ASSETS
Commercial Services & Supplies	0.3%
Containers & Packaging	0.3
Electronic Equipment, Instruments & Components	0.3
Metals & Mining	0.3
Multiline Retail	0.3
Construction Materials	0.2
Distributors	0.2
Trading Companies & Distributors	0.2
Auto Components	0.1
Health Care Technology	0.1
Leisure Equipment & Products	0.1
Personal Products	0.1
Real Estate Management & Development	0.1
Water Utilities	0.1
Construction & Engineering	0.0	**
Diversified Consumer Services	0.0	**
Independent Power Producers & Energy Traders	0.0	**
Other Assets in Excess of Liabilities	0.1

Total	100.0%

*	The Trust’s industry breakdown is expressed as a percentage of net assets and may change over time.

**	Amount shown represents less than 0.05% of net assets.

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Statement of Assets and Liabilities

September 30, 2017

ASSETS
Investments in unaffiliated issuers, at value (Note 2)	$242,170,312,020
Investments in affiliates of the Trustee and the Sponsor, at value	857,967,822

Total Investments	243,028,279,842
Cash	1,289,995,349
Receivable for units of fractional undivided interest (“Units”) issued in-kind	440,808
Dividends receivable — unaffiliated issuers (Note 2)	232,028,778
Dividends receivable — affiliated issuers (Note 2)	1,756,866

Total Assets	244,552,501,643

LIABILITIES
Accrued Trustee expense (Note 3)	10,866,052
Accrued Marketing expense (Note 3)	3,957,977
Distribution payable	1,206,712,277
Accrued expenses and other liabilities	31,389,812

Total Liabilities	1,252,926,118

NET ASSETS	$243,299,575,525

NET ASSETS CONSIST OF:
Paid in capital (Note 4)	$245,362,817,490
Distribution in excess of net investment income	(1,093,659,404)
Accumulated net realized gain (loss) on investments	(4,266,993,559)
Net unrealized appreciation (depreciation) on:
Investments — affiliated issuers	108,435,346
Investments — unaffiliated issuers	3,188,975,652

NET ASSETS	$243,299,575,525

NET ASSET VALUE PER UNIT	$251.30

UNITS OUTSTANDING (UNLIMITED UNITS AUTHORIZED)	968,182,116

COST OF INVESTMENTS:
Unaffiliated issuers	$238,981,336,368
Affiliates of the Trustee and the Sponsor (Note 3)	749,532,476

Total Cost of Investments	$239,730,868,844

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Statements of Operations

	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15
INVESTMENT INCOME
Dividend income — unaffiliated issuers (Note 2)	$4,737,367,911	$3,945,216,356	$4,005,208,734
Dividend income — affiliates of the Trustee and the Sponsor	11,842,443	9,522,352	8,629,447
Foreign taxes withheld	(9,787)	(1,701)	(400,124)

Total Investment Income	4,749,200,567	3,954,737,007	4,013,438,057
EXPENSES
Trustee expense (Note 3)	126,137,525	103,362,752	105,581,093
S&P license fee (Note 3)	69,123,020	55,221,522	55,780,384
Marketing expense (Note 3)	18,358,255	36,504,376	36,786,924
Legal and audit fees	241,998	384,056	558,523
Other expenses	2,644,758	2,221,602	3,771,679

Total Expenses	216,505,556	197,694,308	202,478,603

Trustee expense waiver	(658,036)	(25,222,398)	(28,513,292)

Net Expenses	215,847,520	172,471,910	173,965,311

NET INVESTMENT INCOME (LOSS)	4,533,353,047	3,782,265,097	3,839,472,746

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(1,368,210,820)	(1,028,840,743)	(255,433,855)
Investments — affiliates of the Trustee and the Sponsor	(355,947)	26,620,667	50,429,127
In-kind redemptions — unaffiliated issuers	22,363,636,511	11,251,354,143	20,975,938,027
In-kind redemptions — affiliated issuers	89,897,379	30,680,189	27,207,869

Net realized gain (loss)	21,084,967,123	10,279,814,256	20,798,141,168

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	12,961,822,882	10,942,349,396	(25,396,805,455)
Investments — affiliates of the Trustee and the Sponsor	113,290,379	24,374,172	(34,779,514)

Net change in unrealized appreciation/depreciation	13,075,113,261	10,966,723,568	(25,431,584,969)

NET REALIZED AND UNREALIZED GAIN (LOSS)	34,160,080,384	21,246,537,824	(4,633,443,801)

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$38,693,433,431	$25,028,802,921	$(793,971,055)

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Statements of Changes in Net Assets

	Year Ended 9/30/17	Year Ended 9/30/16	Year Ended 9/30/15
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$4,533,353,047	$3,782,265,097	$3,839,472,746
Net realized gain (loss)	21,084,967,123	10,279,814,256	20,798,141,168
Net change in unrealized appreciation/depreciation	13,075,113,261	10,966,723,568	(25,431,584,969)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	38,693,433,431	25,028,802,921	(793,971,055)

NET EQUALIZATION CREDITS AND CHARGES (NOTE 2)	57,766,713	21,466,005	69,539,438

DISTRIBUTIONS TO UNITHOLDERS FROM NET INVESTMENT INCOME	(4,709,369,232)	(3,930,525,113)	(3,768,615,848)

INCREASE (DECREASE) IN NET ASSETS FROM UNIT TRANSACTIONS:
Proceeds from issuance of Units	457,292,137,220	432,172,352,001	515,823,857,164
Cost of Units redeemed	(445,257,589,858)	(422,673,566,737)	(524,519,686,326)
Net income equalization (Note 2)	(57,766,713)	(21,466,005)	(69,539,438)

NET INCREASE (DECREASE) IN NET ASSETS FROM ISSUANCE AND REDEMPTION OF UNITS	11,976,780,649	9,477,319,259	(8,765,368,600)
Contribution by Trustee (Note 3)	—	—	26,920,521

NET INCREASE (DECREASE) IN NET ASSETS DURING THE PERIOD	46,018,611,561	30,597,063,072	(13,231,495,544)
NET ASSETS AT BEGINNING OF PERIOD	197,280,963,964	166,683,900,892	179,915,396,436

NET ASSETS AT END OF PERIOD	$243,299,575,525	$197,280,963,964	$166,683,900,892

DISTRIBUTION IN EXCESS OF NET INVESTMENT INCOME	$(1,093,659,404)	$(985,690,493)	$(919,630,875)

UNIT TRANSACTIONS:
Units sold	1,958,700,000	2,107,450,000	2,537,300,000
Units redeemed	(1,902,150,000)	(2,065,000,000)	(2,581,500,000)

NET INCREASE (DECREASE)	56,550,000	42,450,000	(44,200,000)

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Financial Highlights

Selected data for a Unit outstanding throughout each period

	Year Ended 9/30/17		Year Ended 9/30/16	Year Ended 9/30/15		Year Ended 9/30/14	Year Ended 9/30/13
Net asset value, beginning of period	$216.40		$191.77	$196.98		$167.96	$144.00

Income (loss) from investment operations:
Net investment income (loss)(a)	4.65		4.27	4.28		3.60	3.36
Net realized and unrealized gain (loss)	34.97		24.76	(5.47)		29.03	23.91

Total from investment operations	39.62		29.03	(1.19)		32.63	27.27

Net equalization credits and charges(a)	0.06		0.02	0.08		0.07	0.08

Contribution by Trustee	—		—	0.03	(b)	—	—

Less Distributions from:
Net investment income	(4.78)		(4.42)	(4.13)		(3.68)	(3.39)

Net asset value, end of period	$251.30		$216.40	$191.77		$196.98	$167.96

Total return(c)	18.44	%(d)	15.30%	(0.64	)%(e)	19.57%	19.09%

Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$243,299,576		$197,280,964	$166,683,901		$179,915,396	$144,624,137
Ratios to average net assets:
Total expenses (excluding Trustee earnings credit and fee waivers)	0.09%		0.11%	0.11%		0.11%	0.11%
Total expenses (excluding Trustee earnings credit)	0.09%		0.11%	0.11%		0.11%	0.11%
Net expenses(f)	0.09%		0.09%	0.09%		0.09%	0.09%
Net investment income (loss)	1.98%		2.07%	2.09%		1.93%	2.15%
Portfolio turnover rate(g)	3%		4%	3%		4%	3%

(a)	Per Unit numbers have been calculated using the average shares method, which more appropriately presents per Unit data for the year.
(b)	Contribution paid by the Trustee (State Street Bank and Trust Company) in the amount of $26,920,521. (See Note 3).
(c)	Total return is calculated assuming a purchase of Units at net asset value per Unit on the first day and a sale at net asset value per Unit on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per Unit on the respective payment dates of the Trust. Total return for a period of less than one year is not annualized. Broker commission charges are not included in this calculation.
(d)	Reflects a non-recurring litigation payment received by the Trust from State Street Corp., an affiliate, which amounted to less than $0.005 per unit outstanding as of March 20, 2017. This payment resulted in an increase to total return of less than 0.005% for the period ended September 30, 2017.
(e)	Total return would have been lower by 0.01% if the Trustee had not made a contribution. (See Note 3).
(f)	Net of expenses waived by the Trustee.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions of Units.

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Notes to Financial Statements

September 30, 2017

Note 1 — Organization

SPDR S&P 500 ETF Trust (the “Trust”) is a unit investment trust created under the laws of the State of New York and registered under the Investment Company Act of 1940, as amended. The Trust was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the component common stocks, in substantially the same weighting, which comprise the Standard & Poor’s 500® Index (the “S&P 500 Index”). Each unit of fractional undivided interest in the Trust is referred to as a “Unit”. The Trust commenced operations on January 22, 1993 upon the initial issuance of 150,000 Units (equivalent to three “Creation Units” — see Note 4) in exchange for a portfolio of securities assembled to reflect the intended portfolio composition of the Trust.

Effective June 16, 2017, State Street Bank and Trust Company (“SSBT”) resigned as trustee of the Trust. PDR Services, LLC, as sponsor of the Trust (the “Sponsor”), appointed State Street Global Advisors Trust Company, a wholly-owned subsidiary of SSBT, as trustee of the Trust (the “Trustee”).

The services received, and the trustee fees paid, by the Trust will not change as a result of the change in the identity of the Trustee. SSBT continues to maintain the Trust’s accounting records, act as custodian and transfer agent to the Trust, and provide administrative services, including the filing of certain regulatory reports.

Under the Amended and Restated Standard Terms and Conditions of the Trust, as amended (the “Trust Agreement”), the Sponsor and the Trustee are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trustee expects the risk of material loss to be remote.

The Sponsor is an indirect, wholly-owned subsidiary of Intercontinental Exchange, Inc. (“ICE”). ICE is a publicly-traded entity, trading on the New York Stock Exchange under the symbol “ICE.”

Note 2 — Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Trust is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

The Trust’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Trust are valued pursuant to the policy and procedures developed by the Oversight Committee

SPDR S&P 500 ETF Trust

Notes to Financial Statements (continued)

September 30, 2017

Note 2 — Summary of Significant Accounting Policies – (continued)

of the Trustee (the “Committee”). The Committee provides oversight of the valuation of investments for the Trust. Valuation techniques used to value the Trust’s equity investments are as follows:

Equity investments (including preferred stocks) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

In the event that prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Trustee.

Fair value pricing could result in a difference between the prices used to calculate the Trust’s net asset value and the prices used by the Trust’s underlying index, S&P 500 Index, which in turn could result in a difference between the Trust’s performance and the performance of the S&P 500 Index.

The Trust values its assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with the investment.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Trust did not hold any investments valued using Level 2 or Level 3 inputs as of September 30, 2017 and did not have any transfers between levels for the year ended September 30, 2017.

SPDR S&P 500 ETF Trust

Notes to Financial Statements (continued)

September 30, 2017

Note 2 — Summary of Significant Accounting Policies – (continued)

Investment Transactions and Income Recognition

Investment transactions are accounted for on the trade date for financial reporting purposes. Dividend income and capital gain distributions, if any, are recognized daily on the ex-dividend date, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Trust may include a return of capital that is estimated by the Trustee. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The Trust invests in real estate investment trusts (“REITs”). REITs determine the characterization of their income annually and may characterize a portion of their distributions as a return of capital or capital gain. The Trust’s policy is to record all REIT distributions as dividend income initially and re-designate the prior calendar year’s return of capital or capital gain distributions at year end. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method.

Distributions

The Trust declares and distributes dividends from net investment income to its holders of Units (“Unitholders”), if any, quarterly. Capital gain distributions, if any, are generally declared and paid annually. Additional distributions may be paid by the Trust to avoid imposition of federal income and excise tax on any remaining undistributed net investment income and capital gains. The amount and character of income and gains to be distributed are determined in accordance with federal tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

Equalization

The Trust follows the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring the Trust’s Units, equivalent on a per Unit basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per Unit is unaffected by sales or reacquisitions of the Trust’s Units. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.

Federal Income Taxes

For U.S. federal income tax purposes, the Trust has qualified as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (a “RIC”), and intends to continue to qualify as a RIC. As a RIC, the Trust will generally not be subject to U.S. federal income tax for any taxable year on income, including net capital gains, that it distributes to its Unitholders, provided that it distributes on a timely basis at least 90% of its “investment company taxable income” determined prior to the deduction for dividends paid by the Trust (generally, its taxable income other than net capital gain) for such taxable year. In addition, provided that the Trust distributes substantially all of its ordinary income and capital gains during each calendar year, the Trust will not be subject to U.S. federal excise tax. Income and capital gain distributions are determined in accordance with tax regulations which may differ from U.S. GAAP. These book-tax differences are primarily due to differing treatments for expired carry forward losses, in-kind transactions, REITs and losses deferred due to wash sales.

U.S. GAAP requires the evaluation of tax positions taken in the course of preparing the Trust’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. For

SPDR S&P 500 ETF Trust

Notes to Financial Statements (continued)

September 30, 2017

Note 2 — Summary of Significant Accounting Policies – (continued)

U.S. GAAP purposes, the Trust recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities.

The Trust has reviewed its tax positions for the open tax years as of September 30, 2017 and has determined that no provision for income tax is required in the Trust’s financial statements. Generally, the Trust’s tax returns for the prior three fiscal years remain subject to examinations by the Trust’s major tax jurisdictions, which include the United States of America, the Commonwealth of Massachusetts and the State of New York. The Trust recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. There were no such expenses for the year ended September 30, 2017.

No income tax returns are currently under examination. The Trustee has analyzed the relevant tax laws and regulations and their application to the Trust’s facts and circumstances and does not believe there are any uncertain tax positions that require recognition of any tax liabilities. Any potential tax liability is also subject to ongoing interpretation of laws by taxing authorities. The tax treatment of the Trust’s investments may change over time based on factors including, but not limited to, new tax laws, regulations and interpretations thereof.

During the year ended September 30, 2017, the Trust reclassified $22,453,533,890 of non-taxable security gains realized from the in-kind redemption of Creation Units (Note 4) as an increase to paid in capital in the Statement of Assets and Liabilities.

At September 30, 2017, the Trust had the following capital loss carryforwards that may be utilized to offset any net realized capital gains, expiring September 30:

2018	$188,539,023
Non-Expiring – Short Term*	476,056,859
Non-Expiring – Long Term*	3,560,477,030

During the tax year ended September 30, 2017, the Trust utilized capital loss carryforwards of $0 and $2,553,965,847 of capital loss carryforwards expired.

*	Must be utilized prior to losses subject to expiration

At September 30, 2017, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR S&P 500 ETF Trust	$239,772,789,494	$18,104,130,863	$14,848,640,515	$3,255,490,348

The tax character of distributions paid during the years ended September 30, 2017, 2016, and 2015 were as follows:

Distributions paid from:	2017	2016	2015
Ordinary Income	$4,709,369,232	$3,930,525,113	$3,768,615,848

As of September 30, 2017, the components of distributable earnings (excluding unrealized appreciation/ (depreciation)) were undistributed ordinary income of $113,052,873 and undistributed capital gain of $0.

SPDR S&P 500 ETF Trust

Notes to Financial Statements (continued)

September 30, 2017

Note 3 — Transactions with Affiliates of the Trustee and Sponsor

SSBT maintains the Trust’s accounting records, acts as custodian and transfer agent to the Trust, and provides administrative services, including the filing of certain regulatory reports. The Trustee is responsible for determining the composition of the portfolio of securities which must be delivered and/or received in exchange for the issuance and/or redemption of Creation Units of the Trust, and for adjusting the composition of the Trust’s portfolio from time to time to conform to changes in the composition and/or weighting structure of the S&P 500 Index. For these services, the Trustee (SSBT prior to June 16, 2017) received a fee at the following annual rates for the year ended September 30, 2017:

Net asset value of the Trust	Fee as a percentage of net asset value of the Trust
$0 – $499,999,999	0.10% per annum plus or minus the Adjustment Amount
$500,000,000 – $2,499,999,999	0.08% per annum plus or minus the Adjustment Amount
$2,500,000,000 and above	0.06% per annum plus or minus the Adjustment Amount

The adjustment amount (the “Adjustment Amount”) is the sum of (a) the excess or deficiency of transaction fees received by the Trustee, less the expenses incurred in processing orders for the creation and redemption of Units and (b) the amounts earned by the Trustee with respect to the cash held by the Trustee for the benefit of the Trust. During the year ended September 30, 2017, the Adjustment Amount reduced the Trustee’s fee by $10,503,965. The Adjustment Amount included an excess of net transaction fees from processing orders of $4,363,005 and a Trustee earnings credit of $6,140,960.

The Trustee has voluntarily agreed to waive a portion of its fee, as needed, for one year until February 1, 2018, so that the total operating expenses would not exceed 0.0945% per annum of the daily net asset value (“NAV”) of the Trust. The total amount of such waivers by the Trustee for the years ended September 30, 2017, 2016 and 2015 are identified in the Statements of Operations. The Trustee has not entered into an agreement with the Trust to recapture waived fees in subsequent periods, and the Trustee may discontinue the voluntary waiver.

In accordance with the Trust Agreement and under the terms of an exemptive order issued by the U.S. Securities and Exchange Commission, dated December 30, 1997, the Sponsor is reimbursed by the Trust for certain expenses up to a maximum of 0.20% of the Trust’s NAV on an annualized basis. The expenses reimbursed to the Sponsor for the years ended September 30, 2017, 2016 and 2015, did not exceed 0.20% per annum.

S&P Dow Jones Indices LLC (“S&P”), per a license from Standard & Poor’s Financial Services LLC, and State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Marketing Agent”) have entered into a license agreement (the “License Agreement”). Effective May 1, 2017, the Marketing Agent’s name changed from State Street Global Markets, LLC to State Street Global Advisors Funds Distributors, LLC. The License Agreement grants SSGA FD, an affiliate of the Trustee, a license to use the S&P 500 Index and to use certain trade names and trademarks of S&P in connection with the Trust. The S&P 500 Index also serves as the basis for determining the composition of the Trust’s portfolio. The Trustee (on behalf of the Trust), the Sponsor and NYSE Arca, Inc. (“NYSE Arca”) have each received a sublicense from SSGA FD for the use of the S&P 500 Index and certain trade names and trademarks in connection with their rights and duties with respect to the Trust. The License Agreement may be amended without the consent of any of the owners of beneficial interests of Units. Currently, the License Agreement is scheduled to terminate on November 29, 2031, but its term may be extended without the consent of any of the owners of beneficial interests of Units. Pursuant to such arrangements and in accordance with

SPDR S&P 500 ETF Trust

Notes to Financial Statements (continued)

September 30, 2017

Note 3 — Transactions with Affiliates of the Trustee and Sponsor – (continued)

the Trust Agreement, the Trust reimburses the Sponsor for payment of fees under the License Agreement to S&P equal to 0.03% of the daily size of the Trust (based on Unit closing price and outstanding Units) plus an annual license fee of $600,000.

The Sponsor has entered into an agreement with the Marketing Agent pursuant to which the Marketing Agent has agreed to market and promote the Trust. The Marketing Agent is reimbursed by the Sponsor for the expenses it incurs for providing such services out of amounts that the Trust reimburses the Sponsor. Expenses incurred by the Marketing Agent include, but are not limited to: printing and distribution of marketing materials describing the Trust, associated legal, consulting, advertising and marketing costs and other out-of-pocket expenses.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of the Units. The Sponsor pays the Distributor for its services a flat annual fee of $25,000, and the Trust does not reimburse the Sponsor for this fee.

Investments in Affiliates of the Trustee and the Sponsor

The Trust has invested in companies that are considered affiliates of the Trustee (State Street Corp.) and the Sponsor (ICE). Such investments were made according to the representative portion of the S&P 500 Index. The market values of these investments at September 30, 2017 are listed in the Schedule of Investments.

On March 20, 2017, the Trust received a non-recurring litigation payment of $661,715 from State Street Corp., an affiliate of the Trustee, which is recorded as a realized gain in the Statements of Operations.

Contribution from SSBT as Trustee

On July 20, 2015, SSBT, as trustee of the Trust at such date, made a cash contribution to the Trust in connection with the correction of a class action processing error.

Note 4 — Unitholder Transactions

Units are issued and redeemed by the Trust only in Creation Unit size aggregations of 50,000 Units. Such transactions are only permitted on an in-kind basis, with a separate cash payment that is equivalent to the undistributed net investment income per Unit (income equalization) and a balancing cash component to equate the transaction to the NAV per Unit of the Trust on the transaction date. There is a transaction fee payable to the Trustee in connection with each creation and redemption of Creation Units made through the clearing process (the “Transaction Fee”). The Transaction Fee is non-refundable, regardless of the NAV of the Trust. The Transaction Fee is the lesser of $3,000 or 0.10% (10 basis points) of the value of one Creation Unit at the time of creation per participating party per day, regardless of the number of Creation Units created or redeemed on such day. The Transaction Fee is currently $3,000. For creations and redemptions outside the clearing process, including orders from a participating party restricted from engaging in transactions in one or more of the common stocks that are included in the S&P 500 Index, an additional amount not to exceed three (3) times the Transaction Fee applicable for one Creation Unit is charged per Creation Unit per day.

Note 5 — Investment Transactions

For the year ended September 30, 2017, the Trust had in-kind contributions, in-kind redemptions, purchases and sales of investment securities of $209,405,210,115, $197,422,740,267, $7,119,303,239, and $6,729,081,257, respectively. Net realized gain (loss) on investment transactions in the Statements of Operations includes net gains resulting from in-kind transactions of $22,453,533,890.

SPDR S&P 500 ETF Trust

Notes to Financial Statements (continued)

September 30, 2017

Note 6 — Market Risk

In the normal course of business, the Trust invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk). Due to the level of risk associated with certain investments, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect the amounts reported in the financial statements.

An investment in the Trust involves risks similar to those of investing in any fund of equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. The value of a Unit will decline, more or less, in correlation with any decline in value of the S&P 500 Index. The values of equity securities could decline generally or could underperform other investments. The Trust would not sell an equity security because the security’s issuer was in financial trouble unless that security was removed from the S&P 500 Index.

Note 7 — Subsequent Events

The Trustee has evaluated the impact of all subsequent events on the Trust through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

SPDR S&P 500 ETF Trust

Report of Independent Registered Public Accounting Firm

To the Trustee and Unitholders of

SPDR S&P 500 ETF Trust:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the SPDR S&P 500 ETF Trust as of September 30, 2017, the results of its operations for each of the three years then ended, the changes in its net assets for each of the three years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of September 30, 2017 by correspondence with the custodian and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for the opinion expressed above.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

November 21, 2017

SPDR S&P 500 ETF Trust

Other Information

September 30, 2017 (Unaudited)

For U.S. federal income tax purposes, the percentage of Trust distributions that qualify for the corporate dividends received deduction for the fiscal year ended September 30, 2017 is 94.0%.”

For the fiscal year ended September 30, 2017, certain dividends paid by the Trust may be designated as qualified dividend income for U.S. federal income tax purposes and subject to a maximum U.S. federal income tax rate of 20% in the case of certain non-corporate shareholders that meet applicable holding period requirements with respect to their Units. Complete information will be reported in conjunction with your 2017 Form 1099-DIV.

SPDR S&P 500 ETF Trust

Other Information (continued)

September 30, 2017 (Unaudited)

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Bid/Ask Price(1) vs Net Asset Value

As of September 30, 2017

	Bid/Ask Price Above NAV			Bid/Ask Price Below NAV
	50-99 BASIS POINTS	100-199 BASIS POINTS	>200 BASIS POINTS	50-99 BASIS POINTS	100-199 BASIS POINTS	>200 BASIS POINTS
2017	0	0	0	0	0	0
2016	0	0	0	0	0	0
2015	0	0	0	0	0	0
2014	0	0	0	0	0	0
2013	0	0	0	0	0	0

Comparison of Total Returns Based on NAV and Bid/Ask Price(1)

The table below is provided to compare the Trust’s total pre-tax return at NAV with the total pre-tax returns based on bid/ask price and the performance of the S&P 500 Index. Past performance is not necessarily an indication of how the Trust will perform in the future. The return based on NAV shown in the table below reflects the impact of a fee waiver and, without this waiver, returns would have been lower.

Cumulative Total Return

	1 Year	5 Year	10 Year
SPDR S&P 500 ETF Trust
Return Based on NAV	18.44%	93.10%	102.91%
Return Based on Bid/Ask Price	18.42%	93.17%	102.78%
S&P 500 Index	18.61%	94.44%	104.88%

Average Annual Total Return

	1 Year	5 Year	10 Year
SPDR S&P 500 ETF Trust
Return Based on NAV	18.44%	14.07%	7.33%
Return Based on Bid/Ask Price	18.42%	14.07%	7.33%
S&P 500 Index	18.61%	14.22%	7.44%

(1)	Currently, the bid/ask price is the midpoint of the best bid and best offer prices on NYSE Arca at the time the Trust’s NAV is calculated, ordinarily 4:00 p.m. Through November 28, 2008, the bid/ask price was the midpoint of the best bid and best offer prices on NYSE Alternext US (formerly the American Stock Exchange and now NYSE MKT) at the close of trading, ordinarily 4:00 p.m.

SPDR S&P 500 ETF Trust

(Unaudited)

Sponsor

PDR Services LLC

c/o NYSE Holdings LLC

11 Wall Street

New York, NY 10005

Trustee

State Street Global Advisors Trust Company

One Lincoln Street

Boston, MA 02111

Distributor

ALPS Distributors, Inc.

1290 Broadway Suite 1100

Denver, CO 80203

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

101 Seaport Boulevard, Suite 500

Boston, MA 02210

SPDRAR

IBG-25642